Revenue and government financing for research expenditures - Disclosure of Variance of Deferred Revenue (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Deferred revenue – current portion	€ 616	€ 5,865	€ 6,560
Deferred revenue – non-current portion	2,825	4,618	7,921
Deferred tax liabilities / Deferred revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities at beginning of period	10,483	14,481	37,913
Recognition in P&L	(6,504)	(12,373)	(40,129)
Proceeds	0	8,200	47,687
Transfer from collaboration liabilities	(536)	173	(30,989)
Contract liabilities at end of period	3,441	10,483	14,481
Deferred tax liabilities / Deferred revenue | Monalizumab
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities at beginning of period	5,155	14,481	20,159
Recognition in P&L	(4,404)	(9,499)	(22,376)
Proceeds	0	0	47,687
Transfer from collaboration liabilities	(536)	173	(30,989)
Contract liabilities at end of period	215	5,155	14,481
Deferred tax liabilities / Deferred revenue | IPH5201
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities at beginning of period	2,500	0
Recognition in P&L		(2,500)
Proceeds		5,000
Transfer from collaboration liabilities		0
Contract liabilities at end of period		2,500	0
Deferred tax liabilities / Deferred revenue | Preclinical molecules
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities at beginning of period	2,826	0	17,400
Recognition in P&L		(374)	(17,400)
Proceeds		3,200	0
Transfer from collaboration liabilities		0	0
Contract liabilities at end of period		2,826	0
Deferred tax liabilities / Deferred revenue | Others
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities at beginning of period	0	0	353
Recognition in P&L		0	(353)
Proceeds		0	0
Transfer from collaboration liabilities		0	0
Contract liabilities at end of period		0	€ 0
Deferred tax liabilities / Deferred revenue | Sanofi options
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities at beginning of period	2,500
Recognition in P&L
Proceeds
Transfer from collaboration liabilities	0
Contract liabilities at end of period	2,500	2,500
Deferred tax liabilities / Deferred revenue | Sanofi services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Contract liabilities at beginning of period	2,826
Recognition in P&L	(2,100)
Proceeds
Transfer from collaboration liabilities	0
Contract liabilities at end of period	€ 726	€ 2,826